Income Tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Abstract]
Current	$ 17,713	$ 14,671
Deferred	8,475	5,606
Income tax expense	$ 26,188	$ 20,277